American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)
November 30, 2021

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American Century Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 95.9%
ALABAMA — 0.5%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	535,000	570,088
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	395,000	424,095
		994,183
ARIZONA — 5.1%
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	178,117
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/25	585,000	666,170
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 0.29%, (MUNIPSA plus 0.25%), 1/1/46	155,000	155,059
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	192,836	216,174
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	250,000	286,851
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 5.50%, 7/1/31(1)	150,000	164,200
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)	300,000	360,116
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)	100,000	110,823
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	216,669
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	482,492
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	274,662
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	410,000	434,461
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	185,861
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	60,000	61,179
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)(2)	620,000	645,519
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/27	75,000	88,649
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	90,261
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	235,993
Phoenix Civic Improvement Corp. Rev., (Phoenix Water System Rev.), 4.00%, 7/1/40	1,000,000	1,220,632
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	180,000	223,762
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	309,243
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	930,874
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	120,000	168,422
State of Arizona COP, 5.00%, 9/1/25	760,000	886,721
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 4.00%, 10/1/23(1)	20,000	20,008
University of Arizona Rev., 5.00%, 6/1/32	1,000,000	1,188,086
		9,801,004
CALIFORNIA — 13.7%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	70,000	78,876
Anaheim Public Financing Authority Rev., (Anaheim), 5.00%, 9/1/30 (BAM)	535,000	670,835
Bay Area Toll Authority Rev., 4.00%, 4/1/29	230,000	267,749
Bay Area Toll Authority Rev., VRN, 0.49%, (MUNIPSA plus 0.45%), 4/1/56	250,000	252,928
California Community Choice Financing Authority Rev., VRN, 0.49%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,756,549
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	591,185
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(3)	100,000	17,564
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	121,447
California Housing Finance Rev., 4.00%, 3/20/33	388,147	447,741
California Housing Finance Rev., 4.25%, 1/15/35	483,604	581,837
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 0.39%, (MUNIPSA plus 0.35%), 8/1/47	250,000	250,864
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 0.74%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	1,015,641

California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	59,657
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	132,895
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	210,020
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)	265,000	267,937
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/24(1)	95,000	102,864
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(1)	260,000	287,969
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(1)	405,000	456,293
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	219,052
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	278,627
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	294,070
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	313,141
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	282,080
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	300,000	311,200
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	350,000	356,821
Eastern Municipal Water District Rev., VRN, 0.14%, (MUNIPSA plus 0.10%), 7/1/46	750,000	750,176
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	586,909
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	163,715
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/33	250,000	298,000
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	40,000	42,755
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25, Prerefunded at 100% of Par(4)	1,000,000	1,158,417
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	345,000	348,543
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	110,000	112,386
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	100,000	102,169
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	100,000	102,320
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45	465,000	547,078
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	257,479
Inglewood Unified School District GO, 4.00%, 8/1/39 (AGM)	850,000	996,110
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	646,102
Metropolitan Water District of Southern California Rev., VRN, 0.19%, (MUNIPSA plus 0.14%), 7/1/37	200,000	200,067
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	118,641
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/22(4)	600,000	607,035
Orange County Airport Rev., 5.00%, 7/1/24	130,000	145,504
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	415,000	467,820
Orange County Transportation Authority Rev., 5.00%, 10/15/24	1,215,000	1,375,505
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/49	250,000	280,001
Palomar Health GO, 5.00%, 8/1/27	545,000	636,966
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	364,347
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	215,000	253,726
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/21, Prerefunded at 100% of Par(4)	300,000	300,000
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	250,000	309,850
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	724,924
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	125,000	169,414
State of California GO, 5.00%, 4/1/22	1,125,000	1,143,184
State of California GO, 5.25%, 8/1/32 (AGM)	525,000	728,411
State of California GO, 5.00%, 8/1/34	245,000	293,263
State of California GO, 5.00%, 8/1/35	1,000,000	1,225,117
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	320,685
Tustin Community Facilities District Special Tax, (Tustin Community Facilities District No. 14-1), 5.00%, 9/1/29	150,000	170,287
Woodside Fire Protection District COP, 4.00%, 5/1/41	445,000	526,283
		26,099,031
COLORADO — 2.9%
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	515,000	567,243

Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	578,642
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	105,605
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	350,000	410,955
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	247,590
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	100,000	108,737
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	318,244
Regional Transportation District Rev., (Denver Transit Partners LLC), 4.00%, 7/15/34	500,000	598,912
Vauxmont Metropolitan District GO, 5.00%, 12/15/21 (AGM)	100,000	100,161
Vauxmont Metropolitan District GO, 5.00%, 12/15/22 (AGM)	110,000	115,055
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	220,000	254,104
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	559,011
Windy Gap Firming Project Water Activity Enterprise Rev., 4.00%, 7/15/41	1,250,000	1,516,757
		5,481,016
CONNECTICUT — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 3.25%, 1/1/27(1)	450,000	457,530
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,180,000	1,385,893
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.00%, 7/1/49	1,000,000	1,003,387
State of Connecticut GO, 5.00%, 11/15/31	365,000	425,388
State of Connecticut GO, 4.00%, 6/1/37	1,000,000	1,197,640
		4,469,838
DISTRICT OF COLUMBIA — 0.6%
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/26	540,000	652,145
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	365,000	428,048
		1,080,193
FLORIDA — 5.8%
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), 5.00%, 12/1/44	350,000	391,257
Alachua County Health Facilities Authority Rev., (Shands Teaching Hospital & Clinics Obligated Group), VRN, 5.00%, 12/1/37	350,000	410,228
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	363,582
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	750,000	950,155
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	260,000	270,265
Florida Development Finance Corp. Rev., 5.00%, 6/15/35(1)	250,000	291,769
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/22	115,000	115,989
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23	115,000	117,838
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24	105,000	111,463
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25	110,000	118,749
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26	110,000	120,310
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	218,154
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/42	390,000	466,410
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	625,614
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/41	840,000	1,011,036
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	135,000	157,888
Miami-Dade County Water & Sewer System Rev. Rev., 5.00%, 10/1/44	435,000	546,888
Orange County Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/52	1,000,000	1,209,910
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/30	300,000	382,849
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	119,093
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	437,114
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	650,000	653,524
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	750,000	762,368
Wildwood Utility Dependent District Rev., 5.00%, 10/1/41 (BAM)	900,000	1,155,813
		11,008,266

GEORGIA — 2.4%
Atlanta Department of Aviation Rev., 5.00%, 7/1/37	1,000,000	1,320,383
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	517,909
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	568,890
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	1,140,000	1,345,820
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/41	650,000	766,335
		4,519,337
GUAM — 0.3%
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/27	450,000	543,209
HAWAII — 0.1%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	277,792
IDAHO — 0.2%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46(2)	365,000	428,023
ILLINOIS — 4.8%
Chicago GO, 5.00%, 1/1/26	275,000	319,334
Chicago GO, 5.00%, 1/1/40	380,000	383,168
Chicago GO, 5.50%, 1/1/49	100,000	124,534
Chicago Board of Education GO, 5.00%, 12/1/21	400,000	400,000
Chicago Board of Education GO, 5.00%, 12/1/22	200,000	209,052
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	333,725
Chicago Board of Education GO, 5.00%, 12/1/42	60,000	62,204
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	100,000	123,084
Cook County GO, 5.00%, 11/15/22	500,000	522,913
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), VRN, 5.00%, 8/15/53	525,000	700,193
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 0.74%, (MUNIPSA plus 0.70%), 5/1/42	250,000	250,669
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	955,000	1,231,060
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	300,000	384,712
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	325,000	377,227
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	234,016
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	525,000	636,616
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	403,572
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	250,000	294,045
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	100,000	102,340
State of Illinois GO, 5.00%, 10/1/25	160,000	185,037
State of Illinois GO, 5.00%, 11/1/29	280,000	336,490
State of Illinois GO, 5.00%, 10/1/30	600,000	733,450
State of Illinois GO, 5.00%, 10/1/33	200,000	242,893
State of Illinois GO, 5.50%, 5/1/39	40,000	51,111
State of Illinois GO, 5.75%, 5/1/45	225,000	288,245
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	300,000	300,852
		9,230,542
INDIANA — 0.4%
Purdue University Rev., 5.00%, 7/1/26	640,000	716,679
IOWA — 0.6%
Iowa Finance Authority Rev., (Iowa Fertilizer Co. LLC), 3.125%, 12/1/22	55,000	55,777
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	400,000	451,327
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 0.59%, 5/15/56	500,000	500,000
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	180,000	207,961
		1,215,065
KANSAS — 0.3%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36(2)	130,000	130,041
State of Kansas Department of Transportation Rev., 5.00%, 9/1/29	340,000	394,516
		524,557
KENTUCKY — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	471,743

Kentucky Bond Development Corp. Rev., 5.00%, 9/1/38	250,000	307,442
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	118,224
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	321,979
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	483,276
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	500,000	551,796
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	276,142
Kentucky State University COP, 5.00%, 11/1/26 (BAM)	125,000	149,329
Kentucky State University COP, 5.00%, 11/1/28 (BAM)	145,000	181,788
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	526,356
		3,388,075
LOUISIANA — 0.8%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	100,000	120,375
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	104,838
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	307,276
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	1,000,000	1,033,395
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	50,000	50,919
		1,616,803
MARYLAND — 2.2%
Baltimore Rev., (Baltimore Water Utility Fund), 5.00%, 7/1/41	1,010,000	1,218,668
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	220,955
Brunswick Special Tax, 5.00%, 7/1/36	100,000	118,185
Maryland Economic Development Corp. Tax Allocation, 4.00%, 9/1/50	1,000,000	1,132,282
State of Maryland GO, 4.00%, 8/1/26	790,000	914,556
State of Maryland GO, 5.00%, 8/1/27	275,000	340,679
State of Maryland Department of Transportation Rev., 5.00%, 2/1/22	230,000	231,842
		4,177,167
MASSACHUSETTS — 3.6%
Massachusetts GO, 5.00%, 5/1/25	335,000	386,943
Massachusetts GO, 5.00%, 9/1/30	1,525,000	2,025,047
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/41	910,000	1,156,241
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/41	350,000	459,140
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/22(1)	115,000	117,836
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	107,212
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	150,000	162,320
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/23	100,000	107,004
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	375,000	437,446
Massachusetts Port Authority Rev., 5.00%, 7/1/41	500,000	641,854
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	576,230
University of Massachusetts Building Authority Rev., (University of Massachusetts), 5.00%, 11/1/25	500,000	588,087
		6,765,360
MICHIGAN — 2.5%
Detroit GO, 5.00%, 4/1/25	50,000	56,027
Detroit GO, 5.00%, 4/1/36	550,000	681,222
Detroit GO, 5.00%, 4/1/37	250,000	308,924
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	350,000	374,340
Lansing Board of Water & Light Rev., VRN, 2.00%, 7/1/51	750,000	795,291
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 1.25%, 6/1/30	55,000	55,195
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/32	500,000	649,216
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	200,000	201,570
Michigan State Building Authority Rev., 5.00%, 4/15/26	1,015,000	1,204,588
Michigan Strategic Fund Rev., (Graphic Packaging International LLC), VRN, 4.00%, 10/1/61	340,000	379,961
		4,706,334
MINNESOTA — 0.8%
State of Minnesota GO, 4.00%, 9/1/33	1,250,000	1,569,696

MISSISSIPPI — 0.3%
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRN, 0.20%, 9/1/36	650,000	649,653
NEBRASKA — 0.1%
Omaha Public Power District Rev., 5.00%, 2/1/23	200,000	211,051
NEVADA — 1.8%
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	283,379
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	233,292
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/22	155,000	155,890
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/23	150,000	152,134
Nevada System of Higher Education Rev., 5.00%, 7/1/23	1,330,000	1,427,315
Sparks Rev., 2.50%, 6/15/24(1)	140,000	142,254
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	255,000	303,204
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	360,000	419,255
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	216,916
		3,333,639
NEW HAMPSHIRE — 1.0%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	292,445	348,717
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	561,444
New Hampshire Business Finance Authority Rev., (Waste Management, Inc.), VRN, 0.80%, (MUNIPSA plus 0.38%), 10/1/33 (GA: Waste Management Holdings)	1,000,000	999,975
		1,910,136
NEW JERSEY — 3.9%
New Jersey Economic Development Authority Rev., 5.50%, 6/15/30	260,000	317,752
New Jersey Health Care Facilities Financing Authority Rev., (AtlantiCare Health System Obligated Group), 4.00%, 7/1/35	500,000	608,423
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 4.00%, 7/1/51	1,000,000	1,181,893
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/22	440,000	451,117
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 12/15/22	430,000	453,067
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	470,681
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	493,628
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	320,296
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	184,428
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	150,000	197,531
South Jersey Port Corp. Rev., 3.00%, 1/1/22	100,000	100,213
State of New Jersey GO, 5.00%, 6/1/24	1,000,000	1,112,432
State of New Jersey GO, 4.00%, 6/1/31	690,000	849,394
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	125,000	154,604
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	180,000	221,240
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	326,667
		7,443,366
NEW MEXICO — 0.5%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	100,000	100,077
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada)	500,000	572,207
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	200,000	200,219
		872,503
NEW YORK — 9.0%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 5.25%, 11/1/25	130,000	152,356
Huntington Local Development Corp. Rev., (Gurwin Independent Housing Obligated Group), 3.00%, 7/1/25	100,000	103,123
Long Island Power Authority Rev., VRN, 1.50%, 9/1/51	970,000	994,922
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	350,000	368,759
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	947,167
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	654,295
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	128,465
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	313,157

Metropolitan Transportation Authority Rev., VRN, 0.83%, 11/1/32 (AGM)	250,000	252,536
New York City GO, 5.00%, 8/1/23	365,000	393,886
New York City GO, 5.00%, 8/1/27	320,000	395,424
New York City GO, 4.00%, 8/1/50	500,000	588,910
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/27 (AGM)	500,000	603,573
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	250,000	309,454
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/22	360,000	368,626
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 5.00%, 3/1/30 (AGM)	100,000	129,146
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	500,000	650,530
New York City Water & Sewer System Rev., 5.00%, 6/15/25	550,000	602,106
New York City Water & Sewer System Rev., 5.00%, 6/15/27	500,000	588,725
New York City Water & Sewer System Rev., 5.00%, 6/15/39	565,000	647,010
New York City Water & Sewer System Rev., 5.00%, 6/15/49	390,000	492,408
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	260,394
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	592,629
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	750,000	898,522
New York State Thruway Authority Rev., 5.00%, 1/1/27	405,000	442,661
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	1,036,234
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	400,000	516,474
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	141,609
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 10/31/46	500,000	574,648
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/24	100,000	112,451
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/25	100,000	115,789
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	170,000	195,638
Town of Oyster Bay GO, 4.00%, 3/1/25 (AGM)	545,000	605,807
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	230,000	285,746
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), VRN, 5.00%, 5/15/50	1,000,000	1,188,882
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	455,000	457,866
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	117,600
		17,227,528
NORTH CAROLINA — 3.2%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 5.00%, 1/15/50	1,050,000	1,191,566
North Carolina Medical Care Commission Rev., (Caromont Health Obligated Group), VRN, 5.00%, 2/1/51	500,000	589,139
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	50,000	50,164
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24	640,000	699,453
State of North Carolina GO, 5.00%, 6/1/25	570,000	660,729
State of North Carolina GO, 5.00%, 6/1/27	1,000,000	1,233,244
State of North Carolina Rev., 5.00%, 5/1/25	305,000	352,066
State of North Carolina Rev., 5.00%, 3/1/34	320,000	404,840
Wake County Rev., 5.00%, 3/1/26	750,000	889,834
		6,071,035
OHIO — 3.3%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/29	355,000	458,889
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	339,400
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	495,000	568,367
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	534,715
Columbus Sewerage Rev., 5.00%, 6/1/29	250,000	297,626
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	422,606
Miami University/Oxford Rev., 5.00%, 9/1/36	570,000	754,381
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	125,000	151,023
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	114,317
State of Ohio GO, 5.00%, 6/15/41	275,000	364,596

State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/39	700,000	799,250
Wright State University Rev., 4.00%, 5/1/22 (BAM)	600,000	609,269
Wright State University Rev., 4.00%, 5/1/23 (BAM)	400,000	420,356
Wright State University Rev., 4.00%, 5/1/24 (BAM)	430,000	466,181
		6,300,976
OREGON — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	275,487
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	109,533
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	35,000	39,963
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	50,000	58,791
State of Oregon GO, 5.00%, 5/1/26	405,000	483,071
		966,845
PENNSYLVANIA — 2.6%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	171,827
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	303,113
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	275,000	316,389
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	15,000	17,887
Geisinger Authority Rev., (Geisinger Health System Obligated Group), 5.00%, 2/15/32	150,000	180,325
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 5.00%, 4/1/43	100,000	119,376
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	225,000	263,408
Pennsylvania GO, 5.00%, 7/15/29	845,000	1,085,463
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	290,000	364,693
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	305,000	347,419
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/41	1,000,000	1,193,415
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	351,250
School District of Philadelphia GO, 5.00%, 9/1/22	155,000	160,550
		4,875,115
SOUTH CAROLINA — 0.5%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	112,490
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	271,281
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	500,000	582,294
		966,065
TENNESSEE — 1.3%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 0.00%, Capital Appreciation, 6/1/43(1)(3)	3,000,000	1,141,679
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev. Rev., 4.00%, 7/1/46	225,000	271,310
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	150,000	168,314
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	257,460
State of Tennessee GO, 5.00%, 11/1/34	255,000	346,665
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	280,000	312,065
		2,497,493
TEXAS — 9.4%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	505,904
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/24 (PSF-GTD)	110,000	118,671
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/25 (PSF-GTD)	170,000	188,681
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/26 (PSF-GTD)	280,000	318,226
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	701,977
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	507,608
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	155,000	174,975
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23, Prerefunded at 100% of Par(4)	600,000	630,637
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	600,000	699,183
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/30	1,000,000	1,286,094
Clear Creek Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	750,000	887,508
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	57,517

Corpus Christi Utility System Rev., 5.00%, 7/15/33	400,000	521,921
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	255,000	329,471
Harris County Cultural Education Facilities Finance Corp. Rev., (Texas Children's Hospital Obligated Group), 4.00%, 10/1/47	1,000,000	1,185,358
Houston GO, 5.00%, 3/1/29	340,000	434,422
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	260,000	277,560
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	220,567
Love Field Airport Modernization Corp. Rev., 5.00%, 11/1/27	1,000,000	1,221,127
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(4)	240,000	293,201
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	640,296
Port Freeport Rev., 5.00%, 6/1/41	1,330,000	1,668,638
Round Rock Independent School District GO, 5.00%, 8/1/24 (PSF-GTD)	215,000	241,544
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	640,000	784,562
San Antonio Water System Rev., 4.00%, 5/15/34	250,000	303,174
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25 (GA: Macquarie Group Ltd.)	250,000	290,230
Texas Transportation Commission Turnpike System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	825,000	853,235
Texas Water Development Board Rev., 4.00%, 8/1/34	280,000	343,934
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	280,000	364,575
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	300,000	389,891
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/51	500,000	598,404
University of Texas System Rev., 5.00%, 8/15/22, Prerefunded at 100% of Par(4)	250,000	258,556
University of Texas System Rev., 5.00%, 8/15/30	450,000	600,067
		17,897,714
UTAH — 0.6%
State of Utah GO, 5.00%, 7/1/28	525,000	666,263
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/40 (AGM)	160,000	190,097
Vineyard Redevelopment Agency Tax Allocation, (Geneva Urban Renewal Project Area), 4.00%, 5/1/41 (AGM)	175,000	207,407
		1,063,767
VIRGINIA — 1.9%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	545,000	560,324
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/26	1,500,000	1,791,751
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	995,631
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	218,200
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	85,000	95,082
		3,660,988
WASHINGTON — 2.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	240,000	314,455
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	690,000	910,755
Port of Seattle Rev., 5.00%, 4/1/36	540,000	670,209
Seattle Municipal Light & Power Rev., VRN, 0.29%, (MUNIPSA plus 0.25%), 5/1/45	200,000	201,801
State of Washington GO, 5.00%, 6/1/36	850,000	1,106,024
State of Washington GO, 5.00%, 8/1/39	300,000	345,495
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	353,429
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/23	500,000	519,657
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	675,341
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	300,662
		5,397,828
WISCONSIN — 1.5%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	100,000	121,383
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	317,514
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	82,287
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	170,951
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	720,897

Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	91,662
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61	225,000	241,091
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61	215,000	222,018
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41(2)	505,000	571,926
Wisconsin Health & Educational Facilities Authority Rev., (Chiara Communities, Inc.), 5.00%, 7/1/43	200,000	210,631
Wood County Rev., 0.75%, 3/7/22	200,000	200,015
		2,950,375
TOTAL MUNICIPAL SECURITIES (Cost $179,025,224)		182,908,247
TEMPORARY CASH INVESTMENTS — 1.8%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $3,315,755)	3,315,443	3,315,443
TOTAL INVESTMENT SECURITIES — 97.7% (Cost $182,340,979)		186,223,690
OTHER ASSETS AND LIABILITIES — 2.3%		4,456,315
TOTAL NET ASSETS — 100.0%		$190,680,005

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
MUNIPSA	-	SIFMA Municipal Swap Index
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	-	Permanent School Fund Guaranteed
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,398,778, which represented 6.0% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	182,908,247	—
Temporary Cash Investments	3,315,443	—	—
	3,315,443	182,908,247	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.